RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	$ 6,406	$ 5,966
Total	15,049	8,315
General and administrative costs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	5,145
Research
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Payroll, consulting and benefits	1,261
Options
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	8,643	2,346
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	$ 0	$ 3